Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Net loss	$ (7,126)	$ (3,927)	$ (20,100)	$ (11,491)
Other comprehensive income:
Unrealized gain (loss) on marketable securities	(12)
Comprehensive loss	$ (7,138)	$ (3,927)	$ (20,100)	$ (11,491)